10 GOING CONCERN (Details Narrative) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Jun. 30, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit		$ 1,117,305	$ 891,000
Shares sold	100,000	2,050,748	5,050,000
Cash received	$ 6,510	$ 77,000	$ 255,000